Income Taxes - Classification of Consolidated Balance Sheets on Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets, net	¥ 34,916	$ 5,015	¥ 23,873
Deferred tax liabilities	¥ 30,136	$ 4,329	¥ 96,405